Commitments and Contingencies	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a) The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at September 30, 2016 are as follows:

	Total $	Remainder of 2016 $	2017 $	2018 $	2019 $	2020 $
Consolidated LNG carrier newbuildings (i)	1,537,362	39,129	708,539	540,580	249,114	—
Equity accounted joint ventures (ii)	1,507,206	119,277	346,095	532,209	309,720	199,905
	3,044,568	158,406	1,054,634	1,072,789	558,834	199,905

(i)
As at September 30, 2016, the Partnership had nine LNG carrier newbuildings on order which are scheduled for delivery between 2017 and 2019. These commitment amounts are described in more detail in Note 14 of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2015.

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of September 30, 2016. These commitments are described in more detail in Note 14 of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2015. As of September 30, 2016, based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity accounted joint ventures has secured $269 million of financing related to $236 million of LNG and LPG carrier newbuilding commitments included in the table above.

b) Teekay Nakilat Joint Venture was the lessee under three separate 30-year capital lease arrangements with a third party for three LNG carriers (or the RasGas II LNG Carriers). Under the terms of the leasing arrangements for the RasGas II LNG Carriers, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases and subsequently adjusted to maintain the lessor’s agreed after-tax margin. On December 22, 2014, the Teekay Nakilat Joint Venture terminated the leasing of the RasGas II LNG Carriers. However, the Teekay Nakilat Joint Venture remains obligated to the lessor to maintain the lessor’s agreed after-tax margin from the commencement of the lease to the lease termination date and placed $6.8 million on deposit with the lessor as security against any future claims and recorded as part of restricted cash - long-term in the Partnership’s consolidated balance sheets.

The UK taxing authority (or HMRC) has been challenging the use of similar lease structures in the UK courts. One of those challenges was eventually decided in favor of HMRC (Lloyds Bank Equipment Leasing No. 1), with the lessor and lessee choosing not to appeal further. That case concluded that capital allowances were not available to the lessor.  On the basis of this conclusion, HMRC is now asking lessees on other leases, including the Teekay Nakilat Joint Venture, to accept that capital allowances are not available to their lessor. The Teekay Nakilat Joint Venture does not accept this contention and has informed HMRC of this position. It is uncertain at this time whether the Teekay Nakilat Joint Venture would eventually prevail in court. If the former lessor of the RasGas II LNG Carriers were to lose on a similar claim from HMRC, the Partnership’s 70% share of the potential exposure in the Teekay Nakilat Joint Venture is estimated to be approximately $60 million. Such estimate is primarily based on information received from the lessor.

c) In May 2016, the joint venture between the Partnership and Marubeni Corporation (the Teekay LNG-Marubeni Joint Venture) reached a settlement agreement with a charterer relating to a disputed charter contract termination for the Magellan Spirit that occurred in 2015. The charterer paid $39.0 million to the Teekay LNG-Marubeni Joint Venture in June 2016 for lost revenues, of which the Partnership’s share of $20.3 million was recorded in equity income for the nine months ended September 30, 2016.